Provisions - Schedule of Pension Plan Balances Movements (Detail) - Pension plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions [line items]
Beginning balance	$ 35,166	$ 30,908
Interest expense on obligation	1,911	2,120
Payments	(3,260)	(3,768)
Actuarial losses (gains)	885	4,512
Exchange differences	(3,171)	1,394
Ending balance	$ 31,531	$ 35,166